Annual Total Returns - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio - VIP Mid Cap Portfolio - Initial Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	36.23%
Annual Return 2014	6.29%
Annual Return 2015	(1.39%)
Annual Return 2016	12.23%
Annual Return 2017	20.81%
Annual Return 2018	(14.54%)
Annual Return 2019	23.45%
Annual Return 2020	18.19%
Annual Return 2021	25.60%
Annual Return 2022	(14.74%)